Reconciliation of the differences between basic and diluted EPS (Tables)	12 Months Ended
Mar. 31, 2019
Earnings Per Share [Abstract]
Reconciliation of Differences between Basic and Diluted EPS

Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2017, 2018 and 2019 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2017	2018	2019
Net income attributable to Sony Corporation’s stockholders for basic and diluted EPS computation	73,289	490,794	916,271

	Thousands of shares
Weighted-average shares outstanding	1,262,023	1,263,895	1,266,592
Effect of dilutive securities:
Stock acquisition rights	2,358	4,565	4,088
Zero coupon convertible bonds	23,962	23,960	23,966

Weighted-average shares for diluted EPS computation	1,288,343	1,292,420	1,294,646

	Yen
Basic EPS	58.07	388.32	723.41

Diluted EPS	56.89	379.75	707.74